Related Party Transactions (Details) - Schedule of Due From Related Parties - USD ($)		Oct. 31, 2023	Oct. 31, 2022
Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[1]		$ 5,590
Topsheen Shipping Limited [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[2]		946,065
Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[3]	4,183
Related Party [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties		$ 4,183	$ 951,655

[1]	The balances mainly represented accounts receivables from Nanjing Derun Shipping Co., Ltd. The balance was collected subsequently.
[2]	The balances mainly represented prepayments to Topsheen Shipping Limited, which was utilized subsequently.
[3]	The balances mainly represented accounts receivables from Top Wisdom Shipping Management Co. Limited.